APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS	12 Months Ended
Dec. 31, 2018
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS
APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

2.    APPLICATION OF NEW AND AMENDMENTS TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

2.1    New Standards adopted as at 1 January 2018

IFRS 9 Financial Instruments

IFRS 9 replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’. It makes major changes to the previous guidance on the classification and measurement of financial assets and introduces an ‘expected credit loss’ model for the impairment of financial assets.

When adopting IFRS 9, the Group has applied transitional relief and opted not to restate prior periods. Differences arising from the adoption of IFRS 9 in relation to classification, measurement, and impairment are recognized in retained earnings.

The adoption of IFRS 9 has impacted the following areas:

•	the classification and measurement of the Group’s financial assets. Management holds financial assets to hold and collect the associated cash flows.
•

the receivables from RisenSky Solar S.a.r.l. and Mr. Su Weili in amount due from related parties are now measured at fair value through profit or loss as the cash flows are not solely payments of principal and interest (SPPI). The Group did not elect to irrevocably designate any of the amounts at fair value with changes presented in other comprehensive income.

•

the impairment of financial assets applying the expected credit loss model. This affects the Group’s trade and most other receivables, contract assets, amounts due from related parties and most other non-current assets. For trade receivables and contracts assets, the Group applies a simplified model of recognizing lifetime expected credit losses as these items do not have a significant financing component.

On the date of initial application, 1 January 2018, the financial instruments of the Group were reclassified as follows:

	Measurement Category		Carrying Amount
			Closing Balance		Opening Balance
	Original IAS 39	New IFRS 9	31 December,	Adoption of	1 January,
	Category	Category	2017(IAS 39)	IFRS 9	2018(IFRS 9)
Cash and cash equivalents	Amortised cost	Amortised cost	46,084	—	46,084
Restricted cash	Amortised cost	Amortised cost	40,716	—	40,716
Trade and other receivables	Amortised cost	Amortised cost	22,150	(1,044)	21,106
Other non-current assets	Amortised cost	Amortised cost	9,634	(467)	9,167
Amounts due from related parties
CNE	Amortised cost	Amortised cost	1,493	—	1,493
Su Weili	Amortised cost	FVTPL	15,220	—	15,220
RisenSky Solar S.a.r.l.	Amortised cost	FVTPL	5,632	(433)	5,199
			140,929	(1,944)	138,985

There has been no changes to the classification or measurement of financial liabilities as a result of the application of IFRS 9.

Reconciliation of statement of financial position balances from IAS 39 to IFRS 9 at 1 January 2018:

	IAS 39			IFRS 9
	Carrying			Carrying
	amount			amount	Retained
	31 December,			1 January,	earnings
	2017	Reclassification	Remeasurement	2018	effect
Fair value through profit or loss
Amounts due from related parties	—	19,605	(433)	19,172	(433)
Amortised cost
Cash and cash equivalents	46,084	—	—	46,084	—
Restricted cash	40,716	—	—	40,716	—
Amount due from related parties	22,345	(19,605)	—	2,740	—
Trade and other receivables	22,150	—	(1,044)	21,106	(1,044)
Other non-current assets	9,634	—	(467)	9,167	(467)
Total financial asset balances, reclassification and remeasurement at 1 January 2018	140,929	—	(1,944)	138,985	(1,944)

The details of impact of applying the expected credit loss on each account and affect in reclassification can be referred to Note 34.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 ‘Revenue from Contracts with Customers’ and the related ‘Clarifications to IFRS 15 Revenue from Contracts with Customers’ (hereinafter referred to as ‘IFRS 15’) replace IAS 18 ‘Revenue’, IAS 11 ‘Construction Contracts’, and several revenue-related Interpretations. The new Standard has been applied retrospectively without restatement, with the cumulative effect of initial application recognised as an adjustment to the opening balance of retained earnings at 1 January 2018. In accordance with the transition guidance, IFRS 15 has only been applied to contracts that are incomplete as at 1 January 2018.

The adoption of IFRS 15 has mainly affected the following:

The contract assets primarily relate to the Group’s rights to consideration for work completed but not billed at the reporting date on IPP sale of electricity. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer.

Reconciliation of statement of financial position balances from IAS 18 to IFRS 15 at 1 January 2018:

	IAS 18			IFRS 15
	Carrying			Carrying
	amount			amount	Retained
	31 December,			1 January,	earnings
	2017	Reclassification	Remeasurement	2018	effect
Contract assets	—	819	—	819	—
Trade and other receivables	34,582	(819)	—	33,763	—
Total balances, reclassification and remeasurement at 1 January 2018	34,582	—	—	34,582	—

2.2 New and Amendments to IFRSs in issue but not yet effective

The Group has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

-    IFRS 16 – Leases (1)

-    IFRS 17 – Insurance Contracts (2)

-    Amendments to IFRS 9 – Prepayment Features with Negative Compensation (3)

-    Amendments to IAS 28 – Long-term interests in Associates and Joint Ventures (3)

-    Amendments to IFRS 3 Business Combinations, (4)

-    Amendments to IFRS 11 Joint Arrangements, (3)

-    Amendments to IAS 12 Income Taxes (3)

-    Amendments to IAS 23 Borrowing Costs (3)

-    Amendments to IAS 19 Employee Benefits: Plan Amendment, Curtailment or Settlement(5)

-    IFRS 10 Consolidated Financial and Statements and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture(5)

-    IFRIC 23 Uncertainty over Income Tax Treatments(6)

(1)	Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(3)	Amendments are effective from January 1, 2019, with earlier application permitted.
(4)

The amendments made during the 2015–2017 cycle are effective from January 1, 2019, with earlier application permitted. Amendments made on October 22,2018 are effective on or after 1 January 2020, with earlier application is permitted.

(5)	Effective for annual periods beginning on or after a date to be determined.
(6)	Effective for annual periods beginning on or after January 1, 2019, with earlier application permitted.

The Group has not early adopted these new amendments to standards in the preparation of the consolidated financial statements. The management of the Group anticipates that the application of these new and revised standards, amendments to standards will have no material impact on the results and the financial position of the Group, except for potentially IFRS 16.

IFRS 16 Leases

IFRS 16, which upon the effective date will supersede IAS 17 Leases, introduces a single lessee accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Specifically, under IFRS 16, a lessee is required to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Accordingly, a lessee should recognise depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the statement of cash flows. Also, the right-of-use asset and the lease liability are initially measured on a present value basis. The measurement includes non-cancellable lease payments and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under the predecessor standard, IAS 17.

In respect of the lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

The application of IFRS 16 in the future may have impact on lease accounting made in the Group’s consolidated financial statements. The Group applies IFRS 16 to its leases as lessee retrospectively with the cumulative effect of initially applying IFRS 16 recognized at the date of initial application by modified retrospective approach. The Group is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments and recognize depreciation of the right-of-use asset and interest on the lease liability, and also classifies cash repayments of the lease liability into a principal portion and an interest portion and presents them in the statement of cash flows. The lease liability is measured based on the remaining lease payments discounted using the incremental borrowing rate as of the date of initial application. The carrying amount of the right-of-use asset is an amount equal to the carrying amount of the lease liability on the date of initial application as there are no prepayments or accrual items. As of December 31, 2018, the Group has commitments of USD47.8million for total future minimum lease payments under non-cancellable operating leases (Note 36) and the application of IFRS 16 in the future may have material impact on the consolidated financial statement of the Group. The potential effect of IFRS 16 adoption as at 1 January, 2019 is approximately USD 35.6 million of assets and liabilities respectively.